Borrowings and Credit Agreements - Schedule of Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 18, 2021	Dec. 31, 2020	Aug. 31, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 51,288
Finance lease liabilities	1,465				$ 1,300
Total debt principal	52,753				56,743
Debt premiums	200				219
Debt discounts and deferred financing costs	(696)				(786)
Long-term debt and lease obligation	52,257				56,176
Current portion of long-term debt	(1,778)				(4,205)
Long-term debt	$ 50,479				$ 51,971
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Long-term debt (1)				Long-term debt (1)
Senior Notes | 3.5% senior notes due July 2022
Debt Instrument [Line Items]
Debt interest rate	3.50%			3.50%
Long-term debt	$ 0				$ 1,500
Senior Notes | 2.75% senior notes due November 2022
Debt Instrument [Line Items]
Debt interest rate	2.75%		2.75%
Long-term debt	$ 0				1,000
Senior Notes | 2.75% senior notes due December 2022
Debt Instrument [Line Items]
Debt interest rate	2.75%	2.75%
Long-term debt	$ 0				1,250
Senior Notes | 4.75% senior notes due December 2022
Debt Instrument [Line Items]
Debt interest rate	4.75%	4.75%
Long-term debt	$ 0				399
Senior Notes | 2.8% senior notes due June 2023
Debt Instrument [Line Items]
Debt interest rate	2.80%
Long-term debt	$ 1,300				1,300
Senior Notes | 4% senior notes due December 2023
Debt Instrument [Line Items]
Debt interest rate	4.00%						4.00%	4.00%
Long-term debt	$ 414				414
Senior Notes | 3.375% senior notes due August 2024
Debt Instrument [Line Items]
Debt interest rate	3.375%
Long-term debt	$ 650				650
Senior Notes | 2.625% senior notes due August 2024
Debt Instrument [Line Items]
Debt interest rate	2.625%
Long-term debt	$ 1,000				1,000
Senior Notes | 3.5% senior notes due November 2024
Debt Instrument [Line Items]
Debt interest rate	3.50%
Long-term debt	$ 750				750
Senior Notes | 5% senior notes due December 2024
Debt Instrument [Line Items]
Debt interest rate	5.00%
Long-term debt	$ 299				299
Senior Notes | 5% senior notes due December 2024 | Disposal Group, Held-for-sale, Not Discontinued Operations
Debt Instrument [Line Items]
Long-term debt	$ 3
Senior Notes | 4.1% senior notes due March 2025
Debt Instrument [Line Items]
Debt interest rate	4.10%						4.10%	4.10%
Long-term debt	$ 950				950
Senior Notes | 3.875% senior notes due July 2025
Debt Instrument [Line Items]
Debt interest rate	3.875%
Long-term debt	$ 2,828				2,828
Senior Notes | 2.875% senior notes due June 2026
Debt Instrument [Line Items]
Debt interest rate	2.875%
Long-term debt	$ 1,750				1,750
Senior Notes | 3% senior notes due August 2026
Debt Instrument [Line Items]
Debt interest rate	3.00%
Long-term debt	$ 750				750
Senior Notes | 3.625% senior notes due April 2027
Debt Instrument [Line Items]
Debt interest rate	3.625%								3.625%
Long-term debt	$ 750				750
Senior Notes | 6.25% senior notes due June 2027
Debt Instrument [Line Items]
Debt interest rate	6.25%
Long-term debt	$ 372				372
Senior Notes | 1.3% senior notes due August 2027
Debt Instrument [Line Items]
Debt interest rate	1.30%
Long-term debt	$ 2,250				2,250
Senior Notes | 4.3% senior notes due March 2028
Debt Instrument [Line Items]
Debt interest rate	4.30%
Long-term debt	$ 5,000				5,000
Senior Notes | 3.25% senior notes due August 2029
Debt Instrument [Line Items]
Debt interest rate	3.25%
Long-term debt	$ 1,750				1,750
Senior Notes | 3.75% senior notes due April 2030
Debt Instrument [Line Items]
Debt interest rate	3.75%								3.75%
Long-term debt	$ 1,500				1,500
Senior Notes | 1.75% senior notes due August 2030
Debt Instrument [Line Items]
Debt interest rate	1.75%
Long-term debt	$ 1,250				1,250
Senior Notes | 1.875% senior notes due February 2031
Debt Instrument [Line Items]
Debt interest rate	1.875%
Long-term debt	$ 1,250				1,250
Senior Notes | 2.125% senior notes due September 2031
Debt Instrument [Line Items]
Debt interest rate	2.125%					2.125%
Long-term debt	$ 1,000				1,000
Senior Notes | 4.875% senior notes due July 2035
Debt Instrument [Line Items]
Debt interest rate	4.875%
Long-term debt	$ 652				652
Senior Notes | 6.625% senior notes due June 2036
Debt Instrument [Line Items]
Debt interest rate	6.625%
Long-term debt	$ 771				771
Senior Notes | 6.75% senior notes due December 2037
Debt Instrument [Line Items]
Debt interest rate	6.75%
Long-term debt	$ 533				533
Senior Notes | 4.78% senior notes due March 2038
Debt Instrument [Line Items]
Debt interest rate	4.78%
Long-term debt	$ 5,000				5,000
Senior Notes | 6.125% senior notes due September 2039
Debt Instrument [Line Items]
Debt interest rate	6.125%
Long-term debt	$ 447				447
Senior Notes | 4.125% senior notes due April 2040
Debt Instrument [Line Items]
Debt interest rate	4.125%								4.125%
Long-term debt	$ 1,000				1,000
Senior Notes | 2.7% senior notes due August 2040
Debt Instrument [Line Items]
Debt interest rate	2.70%
Long-term debt	$ 1,250				1,250
Senior Notes | 5.75% senior notes due May 2041
Debt Instrument [Line Items]
Debt interest rate	5.75%
Long-term debt	$ 133				133
Senior Notes | 4.5% senior notes due May 2042
Debt Instrument [Line Items]
Debt interest rate	4.50%
Long-term debt	$ 500				500
Senior Notes | 4.125% senior notes due November 2042
Debt Instrument [Line Items]
Debt interest rate	4.125%
Long-term debt	$ 500				500
Senior Notes | 5.3% senior notes due December 2043
Debt Instrument [Line Items]
Debt interest rate	5.30%
Long-term debt	$ 750				750
Senior Notes | 4.75% senior notes due March 2044
Debt Instrument [Line Items]
Debt interest rate	4.75%
Long-term debt	$ 375				375
Senior Notes | 5.125% senior notes due July 2045
Debt Instrument [Line Items]
Debt interest rate	5.125%
Long-term debt	$ 3,500				3,500
Senior Notes | 3.875% senior notes due August 2047
Debt Instrument [Line Items]
Debt interest rate	3.875%
Long-term debt	$ 1,000				1,000
Senior Notes | 5.05% senior notes due March 2048
Debt Instrument [Line Items]
Debt interest rate	5.05%
Long-term debt	$ 8,000				8,000
Senior Notes | 4.25% senior notes due April 2050
Debt Instrument [Line Items]
Debt interest rate	4.25%								4.25%
Long-term debt	$ 750				750
Other Debt Obligations
Debt Instrument [Line Items]
Long-term debt	$ 314				$ 320